share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares
TELUS International (Cda) Inc. restricted share units | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Total customer connection payout weight (as a percent)	50.00%
Relative total shareholder return payout weight (as a percent)	50.00%
TELUS International (Cda) Inc. restricted share units | Maximum | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	200.00%
TELUS International (Cda) Inc. restricted share units | Maximum | Subset two, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	0.00%
TELUS International (Cda) Inc. restricted share units | Minimum | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	0.00%
TELUS International (Cda) Inc. restricted share units | Minimum | Subset two, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	300.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	20,180,936	2,615,746
Granted - Initial award	9,772,565	19,933,019
Vested	(3,964,562)	(1,187,336)
Forfeited	(5,085,830)	(1,180,493)
Exchange of restricted share units due to privatization	(20,903,109)
Outstanding, end of period - Non-vested		20,180,936
Number of restricted share units - Vested
Outstanding, beginning of period - Vested		0
Granted - Initial award		528,234
Vested	3,964,562	1,187,336
Settled in equity	(3,957,585)	(1,715,570)
Forfeited	(6,977)
Outstanding, end of period - Vested	0
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 6.33	$ 21.36
Granted - Initial award | $ / shares	2.91	5.3
Vested | $ / shares	7.09	16.85
Settled in equity | $ / shares	7.1	12.72
Forfeited | $ / shares	5.11	12.51
Exchange of restricted share units due to privatization | $ / shares	$ 4.88
Outstanding, end of period, non-vested | $ / shares		$ 6.33
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a percent)	3.00%	25.00%
Restricted share units with total customer connections performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with total customer connections performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%